FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        December 31, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Advisor Series VIII
            Trust (the trust):

            Fidelity Advisor Diversified
            International Fund, Fidelity
            Advisor Europe Capital
            Appreciation Fund, Fidelity
            Advisor Global Equity Fund,
            Fidelity Advisor
            International Capital
            Appreciation Fund, Fidelity
            Advisor Japan Fund, Fidelity
            Advisor Latin America Fund,
            Fidelity Advisor Overseas
            Fund, and Fidelity Advisor
            Emerging Asia Fund (the funds)

            File Nos. (2-86711) and
            (811-3855)

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary